25. PENSION AND OTHER POST-EMPLOYMENT PLANS (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
FAF [Member]
Disclosure of defined benefit plans [line items]
Net acturial asset
Rollforward of surplus of asset ceiling [Roll Forward]
Beginning balance
Ending balance
Changes in actuarial obligation [Roll Forward]
Beginning balance
Ending balance
Rollforward of assets fair value [Roll Forward]
Beginning balance
Ending balance
Rollforward of comprehensive income [Roll Forward]
Beginning balance	23.4	27.4
Reversion to statement of income	(23.3)	(27.4)
Ending balance	26.8	23.4
Costs recognized in statement of income [Roll Forward]
Costs recognized in statement of income	(26.8)	(23.4)
Estimated costs for the next period
Costs of defined benefit	(28.0)	(26.8)
Estimated costs for the next period	(28.0)	(26.8)
FAF [Member] | Present value of defined benefit obligation [Member]
Disclosure of defined benefit plans [line items]
Net acturial asset	2,275.9	2,000.5
Rollforward of surplus of asset ceiling [Roll Forward]
Beginning balance	2,000.5	1,675.5
Interest income	217.3	197.1
Ending balance	2,275.9	2,000.5
Changes in actuarial obligation [Roll Forward]
Beginning balance	2,000.5	1,675.5
Interest income	217.3	197.1
Current service cost	26.8	23.4
Benefit paid	(117.5)	(105.0)
Contributions of the sponsor		0.3
Actuarial gains - experience	(48.7)	27.5
Actuarial gains (losses) - hypothesis	197.6	153.5
Actuarial gains - demographic hypothesis		28.3
Ending balance	2,275.9	2,000.5
Rollforward of assets fair value [Roll Forward]
Beginning balance	2,000.5	1,675.5
Interest income	217.3	197.1
Benefit paid	(117.5)	(105.0)
Contributions paid by the employee		0.3
Ending balance	2,275.9	2,000.5
Rollforward of comprehensive income [Roll Forward]
Actuarial gains (losses)	(148.9)	(209.2)
Costs recognized in statement of income [Roll Forward]
Current service costs	(26.8)	(23.4)
Interest income in statement of income	(217.3)	(197.1)
Interest income	(217.3)	(197.1)
FAF [Member] | Plan assets [Member]
Disclosure of defined benefit plans [line items]
Net acturial asset	(3,077.4)	(2,838.8)
Rollforward of surplus of asset ceiling [Roll Forward]
Beginning balance	(2,838.8)	(2,419.0)
Interest income	(311.2)	(287.4)
Ending balance	(3,077.4)	(2,838.8)
Changes in actuarial obligation [Roll Forward]
Beginning balance	(2,838.8)	(2,419.0)
Interest income	(311.2)	(287.4)
Benefit paid	117.5	105.0
Contributions of the sponsor		(0.3)
Ending balance	(3,077.4)	(2,838.8)
Rollforward of assets fair value [Roll Forward]
Beginning balance	(2,838.8)	(2,419.0)
Interest income	(311.2)	(287.4)
Transfers		(38.0)
Benefit paid	117.5	105.0
Contributions paid by the Company		(0.1)
Contributions paid by the employee		(0.3)
Return on assets higher (lower) than projection	(45.0)	(237.0)
Early elimination of obligations		38.0
Ending balance	(3,077.4)	(2,838.8)
Rollforward of comprehensive income [Roll Forward]
Return on assets higher (lower) than projection	(45.0)	(237.0)
Costs recognized in statement of income [Roll Forward]
Interest income in statement of income	311.2	287.4
Projected return on assets	311.2	287.4
Interest income	311.2	287.4
FAF [Member] | Surplus [Member]
Disclosure of defined benefit plans [line items]
Net acturial asset	(801.5)	(838.3)
Rollforward of surplus of asset ceiling [Roll Forward]
Beginning balance	(838.3)
Ending balance	(801.5)	(838.3)
Changes in actuarial obligation [Roll Forward]
Beginning balance	(838.3)
Ending balance	(801.5)	(838.3)
Rollforward of assets fair value [Roll Forward]
Beginning balance	(838.3)
Ending balance	(801.5)	(838.3)
FAF [Member] | Effect of asset ceiling [Member]
Disclosure of defined benefit plans [line items]
Net acturial asset	801.5	838.3
Rollforward of surplus of asset ceiling [Roll Forward]
Beginning balance	838.3	743.6
Interest income	93.9	90.3
Changes in surplus of asset ceiling	(130.7)	4.4
Ending balance	801.5	838.3
Changes in actuarial obligation [Roll Forward]
Beginning balance	838.3	743.6
Interest income	93.9	90.3
Ending balance	801.5	838.3
Rollforward of assets fair value [Roll Forward]
Beginning balance	838.3	743.6
Interest income	93.9	90.3
Ending balance	801.5	838.3
Rollforward of comprehensive income [Roll Forward]
Changes on irrecoverable surplus	(130.7)	4.4
Costs recognized in statement of income [Roll Forward]
Interest income in statement of income	(93.9)	(90.3)
Interest income	(93.9)	(90.3)
Plans I and II [Member]
Disclosure of defined benefit plans [line items]
Net acturial asset	(2.2)	(3.2)
Rollforward of surplus of asset ceiling [Roll Forward]
Beginning balance	(3.2)
Ending balance	(2.2)	(3.2)
Changes in actuarial obligation [Roll Forward]
Beginning balance	(3.2)
Ending balance	(2.2)	(3.2)
Rollforward of assets fair value [Roll Forward]
Beginning balance	(3.2)
Ending balance	(2.2)	(3.2)
Rollforward of comprehensive income [Roll Forward]
Beginning balance	(2.1)	(1.5)
Reversion to statement of income	2.1	1.5
Ending balance	(1.3)	(2.1)
Costs recognized in statement of income [Roll Forward]
Costs recognized in statement of income	0.4	0.6
Estimated costs for the next period
Costs of defined benefit	0.2	0.4
Estimated costs for the next period	0.2	0.4
Plans I and II [Member] | Present value of defined benefit obligation [Member]
Disclosure of defined benefit plans [line items]
Net acturial asset	16.0	15.2
Rollforward of surplus of asset ceiling [Roll Forward]
Beginning balance	15.2	12.9
Interest income	1.6	1.5
Ending balance	16.0	15.2
Changes in actuarial obligation [Roll Forward]
Beginning balance	15.2	12.9
Interest income	1.6	1.5
Current service cost
Benefit paid	(1.5)	(1.2)
Contributions of the sponsor
Actuarial gains - experience	(0.6)	1.0
Actuarial gains (losses) - hypothesis	1.2	1.0
Actuarial gains - demographic hypothesis
Ending balance	16.0	15.2
Rollforward of assets fair value [Roll Forward]
Beginning balance	15.2	12.9
Interest income	1.6	1.5
Benefit paid	(1.5)	(1.2)
Contributions paid by the employee
Ending balance	16.0	15.2
Rollforward of comprehensive income [Roll Forward]
Actuarial gains (losses)	(0.6)	(2.1)
Costs recognized in statement of income [Roll Forward]
Current service costs
Interest income in statement of income	(1.6)	(1.5)
Interest income	(1.6)	(1.5)
Plans I and II [Member] | Plan assets [Member]
Disclosure of defined benefit plans [line items]
Net acturial asset	(26.7)	(26.4)
Rollforward of surplus of asset ceiling [Roll Forward]
Beginning balance	(26.4)	(21.9)
Interest income	(2.9)	(2.6)
Ending balance	(26.7)	(26.4)
Changes in actuarial obligation [Roll Forward]
Beginning balance	(26.4)	(21.9)
Interest income	(2.9)	(2.6)
Benefit paid	1.5	1.2
Contributions of the sponsor
Ending balance	(26.7)	(26.4)
Rollforward of assets fair value [Roll Forward]
Beginning balance	(26.4)	(21.9)
Interest income	(2.9)	(2.6)
Transfers
Benefit paid	1.5	1.2
Contributions paid by the Company
Contributions paid by the employee
Return on assets higher (lower) than projection	1.2	(3.1)
Early elimination of obligations
Ending balance	(26.7)	(26.4)
Rollforward of comprehensive income [Roll Forward]
Return on assets higher (lower) than projection	1.2	(3.1)
Costs recognized in statement of income [Roll Forward]
Interest income in statement of income	2.9	2.6
Projected return on assets	2.9	2.6
Interest income	2.9	2.6
Plans I and II [Member] | Surplus [Member]
Disclosure of defined benefit plans [line items]
Net acturial asset	(10.7)	(11.3)
Rollforward of surplus of asset ceiling [Roll Forward]
Beginning balance	(11.3)
Ending balance	(10.7)	(11.3)
Changes in actuarial obligation [Roll Forward]
Beginning balance	(11.3)
Ending balance	(10.7)	(11.3)
Rollforward of assets fair value [Roll Forward]
Beginning balance	(11.3)
Ending balance	(10.7)	(11.3)
Plans I and II [Member] | Effect of asset ceiling [Member]
Disclosure of defined benefit plans [line items]
Net acturial asset	8.5	8.0
Rollforward of surplus of asset ceiling [Roll Forward]
Beginning balance	8.0	4.4
Interest income	0.9	0.5
Changes in surplus of asset ceiling	(0.5)	3.1
Ending balance	8.5	8.0
Changes in actuarial obligation [Roll Forward]
Beginning balance	8.0	4.4
Interest income	0.9	0.5
Ending balance	8.5	8.0
Rollforward of assets fair value [Roll Forward]
Beginning balance	8.0	4.4
Interest income	0.9	0.5
Ending balance	8.5	8.0
Rollforward of comprehensive income [Roll Forward]
Changes on irrecoverable surplus	(0.5)	3.1
Costs recognized in statement of income [Roll Forward]
Interest income in statement of income	(0.9)	(0.5)
Interest income	R$ (0.9)	R$ (0.5)